PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances		$ 2,101,742	$ 2,338,042		$ 2,768,540
Other increases (decreases)		(898,609)	116,942	[1]	(18,894)
Total changes		(774,921)	(236,300)		(430,498)
Final balances		1,326,821	2,101,742		2,338,042
Additions		372,571	537,995
Fleet rejection	[2]		(573,047)		(9,090)
Depreciation expense		(249,802)	(317,616)		(395,936)
Cumulative translate adjustment		919	(574)		(6,578)
Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances		53,007	68,277		101,158
Other increases (decreases)		12,588	6,431	[1]	385
Total changes		10,699	(15,270)		(32,881)
Final balances		63,706	53,007		68,277
Additions		13,087	1,406		399
Fleet rejection	[2]		(4,577)
Depreciation expense		(16,368)	(16,597)		(22,492)
Cumulative translate adjustment		1,392	(1,933)		(11,173)
Net right of use assets [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances		2,154,749	2,406,319		2,869,698
Other increases (decreases)		(886,021)	123,373	[1]	(18,509)
Total changes		(764,222)	(251,570)		(463,379)
Final balances		1,390,527	2,154,749		2,406,319
Additions		385,658	539,401		399
Fleet rejection	[2]		(577,624)		(9,090)
Depreciation expense		(266,170)	(334,213)		(418,428)
Cumulative translate adjustment		$ 2,311	$ (2,507)		$ (17,751)

[1]	Includes the renegotiations of 92 aircraft (1 A319, 37 A320, 12 A320N, 19 A321, 1 B767, 6 B777 and 16 B787).
[2]	Include aircraft lease rejection due to Chapter 11.